LVIP Wellington SMID Cap Value Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.18%
Aerospace & Defense–1.14%
Curtiss-Wright Corp.	16,251	$4,159,281
		4,159,281
Auto Components–4.40%
Gentex Corp.	176,618	6,379,442
†Goodyear Tire & Rubber Co.	370,420	5,085,867
†Visteon Corp.	39,243	4,615,369
		16,080,678
Banks–9.83%
Ameris Bancorp	77,045	3,727,437
Cadence Bank	204,457	5,929,253
Columbia Banking System, Inc.	249,209	4,822,194
First Citizens BancShares, Inc. Class A	3,157	5,161,695
SouthState Corp.	66,765	5,677,028
Synovus Financial Corp.	132,240	5,297,535
Webster Financial Corp.	104,813	5,321,356
		35,936,498
Building Products–2.95%
†Builders FirstSource, Inc.	22,522	4,696,963
Fortune Brands Innovations, Inc.	72,090	6,103,860
		10,800,823
Capital Markets–3.39%
Evercore, Inc. Class A	20,197	3,889,740
StepStone Group, Inc. Class A	131,826	4,711,461
TPG, Inc.	84,977	3,798,472
		12,399,673
Chemicals–5.17%
Celanese Corp.	23,438	4,028,055
FMC Corp.	92,574	5,896,964
Huntsman Corp.	202,717	5,276,723
†Ingevity Corp.	77,298	3,687,115
		18,888,857
Communications Equipment–1.22%
†F5, Inc.	23,605	4,475,272
		4,475,272
Construction & Engineering–1.10%
†Fluor Corp.	95,348	4,031,313
		4,031,313
Consumer Finance–1.82%
Bread Financial Holdings, Inc.	88,068	3,279,653
†PRA Group, Inc.	128,990	3,364,059
		6,643,712
Diversified Financial Services–1.75%
Voya Financial, Inc.	86,641	6,404,503
		6,404,503
Electric Utilities–1.19%
IDACORP, Inc.	46,764	4,343,908
		4,343,908
Electronic Equipment, Instruments & Components–4.13%
Belden, Inc.	51,755	4,793,031
†Coherent Corp.	76,229	4,621,002
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Flex Ltd.	198,518	$5,679,600
		15,093,633
Energy Equipment & Services–0.77%
†Seadrill Ltd.	55,774	2,805,432
		2,805,432
Equity Real Estate Investment Trusts–1.55%
Essential Properties Realty Trust, Inc.	212,823	5,673,861
		5,673,861
Food & Staples Retailing–1.80%
†U.S. Foods Holding Corp.	121,911	6,579,537
		6,579,537
Gas Utilities–2.75%
ONE Gas, Inc.	81,147	5,236,416
Spire, Inc.	78,189	4,798,459
		10,034,875
Health Care Equipment & Supplies–4.50%
DENTSPLY SIRONA, Inc.	155,740	5,169,011
†ICU Medical, Inc.	33,894	3,637,504
†Integra LifeSciences Holdings Corp.	130,658	4,631,826
Teleflex, Inc.	13,297	3,007,382
		16,445,723
Health Care Providers & Services–1.13%
Encompass Health Corp.	49,904	4,121,072
		4,121,072
Health Care REITs–0.70%
American Healthcare REIT, Inc.	173,840	2,564,140
		2,564,140
Hotels, Restaurants & Leisure–3.45%
†Denny's Corp.	254,517	2,280,472
International Game Technology PLC	165,381	3,735,957
Wyndham Hotels & Resorts, Inc.	86,105	6,608,559
		12,624,988
Household Durables–2.39%
Century Communities, Inc.	43,467	4,194,566
Meritage Homes Corp.	25,840	4,533,886
		8,728,452
Independent Power and Renewable Electricity Producers–0.45%
Vistra Corp.	23,680	1,649,312
		1,649,312
Industrial REITs–1.30%
First Industrial Realty Trust, Inc.	90,732	4,767,059
		4,767,059
Insurance–7.03%
Aegon Ltd.	643,688	3,894,312
Everest Group Ltd.	18,563	7,378,792
Hanover Insurance Group, Inc.	39,500	5,378,715
Kemper Corp.	145,980	9,039,082
		25,690,901
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–1.96%
†Cargurus, Inc.	193,886	$4,474,889
†Taboola.com Ltd.	605,145	2,686,844
		7,161,733
Machinery–4.30%
†Atmus Filtration Technologies, Inc.	33,883	1,092,727
Flowserve Corp.	78,665	3,593,417
John Bean Technologies Corp.	42,238	4,430,344
†Middleby Corp.	41,009	6,593,837
		15,710,325
Metals & Mining–1.40%
Reliance, Inc.	15,289	5,109,278
		5,109,278
Office REITs–0.80%
Douglas Emmett, Inc.	210,128	2,914,475
		2,914,475
Oil, Gas & Consumable Fuels–6.75%
Chesapeake Energy Corp.	54,931	4,879,521
Chord Energy Corp.	24,304	4,331,945
Diamondback Energy, Inc.	7,004	1,387,983
Marathon Oil Corp.	157,183	4,454,566
Ovintiv, Inc.	81,354	4,222,272
Viper Energy, Inc.	140,319	5,396,669
		24,672,956
Professional Services–1.34%
Leidos Holdings, Inc.	37,320	4,892,279
		4,892,279
Retail REITs–2.90%
Brixmor Property Group, Inc.	250,215	5,867,542
NETSTREIT Corp.	257,757	4,734,996
		10,602,538
Road & Rail–1.83%
Knight-Swift Transportation Holdings, Inc.	121,746	6,698,465
		6,698,465
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.14%
†Cirrus Logic, Inc.	26,463	$2,449,415
MKS Instruments, Inc.	37,844	5,033,252
Silicon Motion Technology Corp. ADR	63,414	4,879,073
†Synaptics, Inc.	28,208	2,751,973
		15,113,713
Software–0.88%
Progress Software Corp.	60,424	3,221,203
		3,221,203
Specialized REITs–1.50%
Gaming & Leisure Properties, Inc.	118,768	5,471,642
		5,471,642
Specialty Retail–0.84%
†Burlington Stores, Inc.	13,157	3,054,924
		3,054,924
Textiles, Apparel & Luxury Goods–1.27%
Steven Madden Ltd.	109,941	4,648,305
		4,648,305
Trading Companies & Distributors–3.36%
†AerCap Holdings NV	59,051	5,132,123
Air Lease Corp.	127,046	6,535,246
Boise Cascade Co.	4,000	613,480
		12,280,849
Total Common Stock (Cost $284,913,396)		362,496,188

MONEY MARKET FUND–0.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	2,513,836	2,513,836
Total Money Market Fund (Cost $2,513,836)		2,513,836

TOTAL INVESTMENTS–99.87% (Cost $287,427,232)	365,010,024
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	466,080
NET ASSETS APPLICABLE TO 13,690,212 SHARES OUTSTANDING–100.00%	$365,476,104

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington SMID Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$362,496,188	$—	$—	$362,496,188
Money Market Fund	2,513,836	—	—	2,513,836
Total Investments	$365,010,024	$—	$—	$365,010,024
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington SMID Cap Value Fund–3